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                              KEMPER EQUITY FUNDS

                         Kemper Aggressive Growth Fund
                             Kemper Blue Chip Fund
                               Kemper Growth Fund
                        Kemper Quantitative Equity Fund
                    Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                            Kemper Value+Growth Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 31, 1996
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                           KEMPER GLOBAL INCOME FUND
                           KEMPER INTERNATIONAL FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1997
                           -------------------------
                           KEMPER FIXED INCOME FUNDS

                  Kemper Adjustable Rate U.S. Government Fund
                           Kemper Cash Reserves Fund
                         Kemper Diversified Income Fund
                     Kemper U.S. Government Securities Fund
                             Kemper High Yield Fund
                  Kemper Income and Capital Preservation Fund
                           Kemper U.S. Mortgage Fund
                   Kemper Short-Intermediate Government Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 20, 1996
                           -------------------------

                            KEMPER ASIAN GROWTH FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 1, 1997
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                          KEMPER TAX-FREE INCOME FUNDS

                           Kemper Municipal Bond Fund
                    Kemper Intermediate Municipal Bond Fund
                     Kemper California Tax-Free Income Fund
                      Kemper Florida Tax-Free Income Fund
                      Kemper Michigan Tax-Free Income Fund
                     Kemper New Jersey Tax-Free Income Fund
                      Kemper New York Tax-Free Income Fund
                        Kemper Ohio Tax-Free Income Fund
                    Kemper Pennsylvania Tax-Free Income Fund
                       Kemper Texas Tax-Free Income Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 20, 1996
                           -------------------------

INVESTMENT MANAGER AND UNDERWRITER

     As reflected under "Investment Manager and Underwriter -- Administrative Services" in the Prospectus, Zurich Kemper Distributors, Inc. ("ZKDI") (formerly, Kemper Distributors, Inc.) provides information and administrative services for Fund shareholders pursuant to an administrative services agreement. ZKDI may enter into related arrangements with various broker-dealer firms and other service or administrative firms that provide services and facilities for their customers or clients who are investors in the Fund.
     Kemper Service Company, the Shareholder Service Agent for the Funds, is now named Zurich Kemper Service Company.

PURCHASE OF SHARES

     Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.
     As reflected under "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares" in the Prospectus, ZKDI may in its discretion compensate investment dealers or other financial services firms up to certain amounts in connection with the sale of Class A shares of a Fund at net asset value in accordance with
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the Large Order NAV Purchase Privilege. The commission schedule set forth in the
Prospectus will be reset on a calendar year basis for any sales of shares pursuant to the Large Order NAV Purchase Privilege.

REDEMPTION OR REPURCHASE OF SHARES

     Because of the high cost of maintaining small accounts, effective January 1998, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.
     The CDSC waiver provisions under the section "Contingent Deferred Sales Charge -- Class C Shares" are expanded to include a waiver under the following circumstances: redemption of shares by an employer sponsored employee benefit plan that (i) offers funds in addition to Kemper Funds (i.e., "multi-manager"), and (ii) whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Date: May 8, 1997
KMF-1H  (5/97)                                   (LOGO)printed on recycled paper